Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000070601
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Institutional Class Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 125,854,942
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 402,241
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$125,854,942	48	$402,241	22%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.7%
Sweden	2.0%
Netherlands	3.0%
Short-Term Investment	3.4%
United States	3.8%
Belgium	4.2%
Singapore	4.5%
Switzerland	7.0%
Ireland	7.2%
Germany	9.9%
France	10.4%
United Kingdom	16.4%
Japan	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sony Group	3.4%
Nintendo	3.2%
ING Groep	3.0%
KBC Group	2.8%
E.ON	2.7%
Roche Holding	2.6%
Knorr-Bremse	2.5%
Mitsubishi Estate	2.4%
Tokio Marine Holdings	2.3%
Thales	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015898
Shareholder Report [Line Items]
Fund Name	Cambiar International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Investor Class Shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 125,854,942
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 402,241
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$125,854,942	48	$402,241	22%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.7%
Sweden	2.0%
Netherlands	3.0%
Short-Term Investment	3.4%
United States	3.8%
Belgium	4.2%
Singapore	4.5%
Switzerland	7.0%
Ireland	7.2%
Germany	9.9%
France	10.4%
United Kingdom	16.4%
Japan	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sony Group	3.4%
Nintendo	3.2%
ING Groep	3.0%
KBC Group	2.8%
E.ON	2.7%
Roche Holding	2.6%
Knorr-Bremse	2.5%
Mitsubishi Estate	2.4%
Tokio Marine Holdings	2.3%
Thales	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015896
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Institutional Class Shares	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 368,614,602
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 922,391
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$368,614,602	38	$922,391	25%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.6%
Communication Services	2.8%
Energy	3.6%
Information Technology	4.7%
Utilities	5.0%
Short-Term Investment	5.7%
Consumer Staples	8.8%
Consumer Discretionary	14.6%
Industrials	16.1%
Financials	17.5%
Health Care	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Uber Technologies	4.5%
Elevance Health	3.7%
Labcorp Holdings	3.6%
Delta Air Lines	3.3%
Airbus ADR	3.3%
Chubb	3.3%
Amazon.com	3.2%
Medtronic	3.1%
JPMorgan Chase	3.0%
Union Pacific	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015897
Shareholder Report [Line Items]
Fund Name	Cambiar Opportunity Fund
Class Name	Investor Class Shares
Trading Symbol	CAMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Investor Class Shares	$41	0.84%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 368,614,602
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 922,391
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$368,614,602	38	$922,391	25%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.6%
Communication Services	2.8%
Energy	3.6%
Information Technology	4.7%
Utilities	5.0%
Short-Term Investment	5.7%
Consumer Staples	8.8%
Consumer Discretionary	14.6%
Industrials	16.1%
Financials	17.5%
Health Care	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Uber Technologies	4.5%
Elevance Health	3.7%
Labcorp Holdings	3.6%
Delta Air Lines	3.3%
Airbus ADR	3.3%
Chubb	3.3%
Amazon.com	3.2%
Medtronic	3.1%
JPMorgan Chase	3.0%
Union Pacific	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000070602
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Institutional Class Shares	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
AssetsNet	$ 62,627,700
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 245,013
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,627,700	44	$245,013	3%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.0%
Energy	2.5%
Short-Term Investment	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	9.6%
Information Technology	11.2%
Industrials	16.5%
Health Care	19.7%
Financials	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	3.6%
HealthStream	3.4%
Monarch Casino & Resort	3.3%
Texas Capital Bancshares	3.1%
First American Financial	3.0%
Axis Capital Holdings	3.0%
Frontdoor	2.9%
RenaissanceRe Holdings	2.9%
United Community Banks	2.7%
Reinsurance Group of America, Cl A	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000015899
Shareholder Report [Line Items]
Fund Name	Cambiar Small Cap Fund
Class Name	Investor Class Shares
Trading Symbol	CAMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Investor Class Shares	$55	1.15%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.15%
AssetsNet	$ 62,627,700
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 245,013
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,627,700	44	$245,013	3%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.0%
Energy	2.5%
Short-Term Investment	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	9.6%
Information Technology	11.2%
Industrials	16.5%
Health Care	19.7%
Financials	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	3.6%
HealthStream	3.4%
Monarch Casino & Resort	3.3%
Texas Capital Bancshares	3.1%
First American Financial	3.0%
Axis Capital Holdings	3.0%
Frontdoor	2.9%
RenaissanceRe Holdings	2.9%
United Community Banks	2.7%
Reinsurance Group of America, Cl A	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000148331
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Institutional Class Shares
Trading Symbol	CAMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Institutional Class Shares	$40	0.85%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
AssetsNet	$ 85,820,749
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 344,125
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,820,749	40	$344,125	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	2.1%
Short-Term Investment	3.0%
Materials	3.0%
Energy	4.9%
Real Estate	6.9%
Consumer Discretionary	7.0%
Utilities	8.0%
Health Care	10.8%
Information Technology	15.1%
Industrials	17.1%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fidelity National Financial	4.0%
BOK Financial	3.3%
Euronet Worldwide	3.1%
NNN REIT,	3.0%
Packaging Corp of America	3.0%
IPG Photonics	3.0%
Dolby Laboratories, Cl A	2.9%
Reinsurance Group of America, Cl A	2.9%
Magnolia Oil & Gas, Cl A	2.8%
Amdocs	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/
C000101540
Shareholder Report [Line Items]
Fund Name	Cambiar SMID Fund
Class Name	Investor Class Shares
Trading Symbol	CAMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/documents-forms/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Investor Class Shares	$45	0.96%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.96%
AssetsNet	$ 85,820,749
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 344,125
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,820,749	40	$344,125	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	2.1%
Short-Term Investment	3.0%
Materials	3.0%
Energy	4.9%
Real Estate	6.9%
Consumer Discretionary	7.0%
Utilities	8.0%
Health Care	10.8%
Information Technology	15.1%
Industrials	17.1%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fidelity National Financial	4.0%
BOK Financial	3.3%
Euronet Worldwide	3.1%
NNN REIT,	3.0%
Packaging Corp of America	3.0%
IPG Photonics	3.0%
Dolby Laboratories, Cl A	2.9%
Reinsurance Group of America, Cl A	2.9%
Magnolia Oil & Gas, Cl A	2.8%
Amdocs	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/documents-forms/